INVESTMENT SECURITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHORT-TERM INVESTMENTS
Investment securities	$ 272,325	¥ 1,895,874	¥ 1,479,109
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis		1,694,378	953,792
Gross unrealized holding gains/(losses)		65,399	(11,455)
Aggregate fair value	252,776	1,759,777	942,337
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount [Abstract]
Other equity securities, impairment		0
Other equity securities, upward adjustment		0
Other equity securities, downward adjustment		0
Listed equity securities
SHORT-TERM INVESTMENTS
Investment securities	132,553	922,808	635,017
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis		893,707	656,154
Gross unrealized holding gains/(losses)		29,101	(21,137)
Aggregate fair value	132,553	922,808	635,017
Wealth management products
SHORT-TERM INVESTMENTS
Investment securities	63,634	443,008	149,844
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis		442,994	149,538
Gross unrealized holding gains/(losses)		14	306
Aggregate fair value	63,634	443,008	149,844
Private equity funds
SHORT-TERM INVESTMENTS
Investment securities	26,516	184,596	157,476
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis		149,236	148,100
Gross unrealized holding gains/(losses)		35,360	9,376
Aggregate fair value	26,516	184,596	157,476
Others
SHORT-TERM INVESTMENTS
Investment securities			3,073
Debt Securities
SHORT-TERM INVESTMENTS
Investment securities	30,073	209,365
Available-for-sale investments, fair value to amortized cost
Aggregate cost basis		208,441
Gross unrealized holding gains/(losses)		924
Aggregate fair value	30,073	209,365
Reverse repurchase agreements
SHORT-TERM INVESTMENTS
Investment securities	$ 19,549	¥ 136,097	¥ 533,699